Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Entity Registrant Name	Certiplex Corporation
Entity Central Index Key	0001755347
Entity Tax Identification Number	83-1632905
Entity Incorporation, State or Country Code	MT
Entity Address, Address Line One	1001 S Main
Entity Address, Address Line Two	Ste 49
Entity Address, City or Town	Kalispell
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59901
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	663 Rancho Santa Fe Rd
Entity Address, Address Line Two	Suite 628
Entity Address, City or Town	San Marcos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92078
City Area Code	800
Local Phone Number	456-6211
Contact Personnel Name	Corporate filings, LLC